Note 29 Capital ratios (Details) - EUR (€) € in Millions	Jun. 30, 2025 [1]	Dec. 31, 2024
Capital ratios [Line Items]
Eligible common equity tier 1 capital	€ 51,634	€ 50,799
Eligible additional tier 1 capital	5,489	6,023
Eligible tier 2 capital	11,480	9,858
Risk weighted assets	€ 387,051	€ 394,468
Common tier 1 capital ratio	13.34%	12.88%
Additional tier 1 capital ratio	1.42%	1.52%
Tier 1 capital ratio	14.76%	14.40%
Tier 2 capital ratio	2.97%	2.50%
Total capital ratio	17.72%	16.90%

[1]	(1) Provisional data.